Supplement Dated January 23, 2014
To The Summary Prospectus Dated April 29, 2013

Supplement Dated January 23, 2014
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective November 19, 2013, in the summary prospectus for the JNL/M&G Global Basics Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Sandeep Somel	November 2013	Portfolio Manager

Effective January 10, 2014, in the summary prospectuses for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director
Naveen Bobba	2014	Senior Managing Director

Effective January 16, 2014, in the summary prospectuses for the JNL/T. Rowe Price Established Growth Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Joseph B. Fath	January 2014	Vice President

Effective January 21, 2014, in the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies” please delete the table entitled “Non-Traditional Asset Classes and Strategies” in its entirety and replace it with the following:

Non-Traditional Asset Classes and Strategies

Global Real Estate
Listed Private Equity
Long/Short
Market Neutral
Commodities Broad Basket
Absolute Return
Managed Futures
Infrastructure
Natural Resources
Convertible Arbitrage
Merger Arbitrage
Currency
Precious Metals
Global Long/Short Credit
Global Macro
Risk Parity
Covered Call Writing

Effective November 19, 2013, in the prospectus for the JNL/M&G Global Basics Fund, please delete the second paragraph in the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Randeep Somel became fund manager of the M&G Global Basics Fund and the M&G Managed Growth Fund in 2013, having previously been deputy fund manager on both funds since 2010. Randeep joined M&G in 2005 as a fund managers’ assistant on the M&G Equities team, and in August 2008, was promoted to dedicated analyst on the M&G Global Basics Fund, the M&G Managed Growth Fund and the Vanguard Precious Metals & Mining Fund. Prior to joining M&G, Randeep worked for State Street in a fund accounting role. He graduated from Birmingham University with a degree in economics in 2003. Randeep is a CFA charterholder.

Effective January 10, 2014, in the prospectus for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund, please delete the fourth paragraph in the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Naveen Bobba, Senior Managing Director and Portfolio Manager.  With over fourteen years of investment industry experience, Mr. Bobba acts as Senior Managing Director and Portfolio Manager of PPM America’s Equity products. Prior to joining PPM America in 2014, Mr. Bobba spent over eight years with ING Investment Management where he served as Vice President, Senior Equity Analyst.  Prior to ING, Mr. Bobba spent approximately six years as an analyst at Bear Stearns and began his career as a Chartered Accountant working at Sagar & Associates in Hyderabad, India. He holds an undergraduate degree from Nagarjuna University’s JKC College in Guntur, India, with concentrations in mathematics, physics, and chemistry as well as an MBA in finance from the University of Rochester’s William E. Simon Graduate School of Business Administration.

Effective January 16, 2014, in the prospectus for the JNL/T. Rowe Price Established Growth Fund, please delete the second paragraph in the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Fund has an Investment Advisory Committee. Joseph B. Fath is chairman of the Investment Advisory Committee, and has day-to-day portfolio management responsibilities over the Fund beginning January 2014. Mr. Fath joined the T. Rowe Price in 2002 and he has 13 years of investment experience. He joined the T. Rowe Price as an equity research analyst and, since 2008, has assisted other T. Rowe Price portfolio managers in managing T. Rowe Price’s U.S. large-cap growth strategies. Mr. Fath earned a B.S., with honors, in accounting from the University of Illinois at Urbana-Champaign. He also received an M.B.A., with honors, in finance and entrepreneurial management from The Wharton School, University of Pennsylvania. Mr. Fath also has earned the certified public accountant accreditation.

Effective January 21, 2014, in the prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies”, please delete the table entitled “Underlying Funds and Non-Traditional Asset Classes and Strategies” for Curian Variable Series Trust and replace it with the following:

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/AQR Risk Parity Fund	Risk Parity
Curian/BlackRock Global Long Short Credit Fund	Global Long/Short Credit
Curian/DoubleLine Total Return Fund	Fixed Income
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Global Macro
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Neuberger Berman Currency Fund	Currency
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian Long Short Credit Fund	Global Long/Short Credit
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral
Curian/UBS Global Long Short Fixed Income Opportunities Fund	Global Long/Short Credit
Curian/Van Eck International Gold Fund	Precious Metals

This Supplement is dated January 23, 2014.

Supplement Dated January 23, 2014
To The Statement of Additional Information
Dated April 29, 2013

JNL® Series Trust

Please note that all changes apply to your variable annuity product(s).

Effective December 1, 2013, on pages 74-75, please add the following to the table under the heading “Disinterested Trustees”:

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Disinterested Trustees
Ellen Carnahan (58) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	108
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (07/07 to present)
Other Directorships Held by Trustee During Past 5 Years:
Director, Integrys Energy Group (12/2003 to present); Governance Committee Chair, Integrys Energy Group (2011 to present); Finance Committee Member, Integrys Energy Group (12/2003 to 2012); Audit Committee Member, Integrys Energy Group (12/2003 to present)

John Gillespie (60) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	108
Principal Occupation(s) During Past 5 Years: Investor, Business Writer and Advisor (2006 to present); Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2013 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Edward Wood (57) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	108

Principal Occupation(s) During Past 5 Years:
Chief Operating Officer, McDonnell Investment Management, LLC (08/2010 to present); Managing Director, Morgan Stanley Investment Management (06/2010 to 01/2011); President & Principal Executive Officer of the Van Kampen Funds, Van Kampen/Morgan Stanley (12/2008 to 05/2010; Chief Administrative Officer, Van Kampen Investments (01/2008 to 05/2010); Chief Operating Officer, Van Kampen Funds Inc. (01/2008 to 05/2010)

Other Directorships Held by Trustee During Past 5 Years: None

2The interested and disinterested Trustees are elected to serve for an indefinite term.
3Beginning January 1, 2011, the Chairperson shall serve as Chairperson for no more than three consecutive years and may not be re-elected as Chairperson until at least one year has elapsed since the end of the Chairperson’s term.

5Trustee Engler’s tenure as Chairperson ended as of December 31, 2013. Trustee Crowley was elected as Chairperson effective January 1, 2014.

Effective December 31, 2013, please delete all references to Dominic A. D’Annunzio and James B. Henry.

Effective January 1, 2014, on pages 74-75, please delete the rows for William J. Crowley, Jr. and Michelle Engler and replace with the following to the table under the heading “Disinterested Trustees”:

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Disinterested Trustees
William J. Crowley, Jr. (68) 1 Corporate Way Lansing, MI 48951	Chair of the Board 3 (01/2014 to present)5 Trustee 2, 5 (01/2007 to present)	108
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)
Other Directorships Held by Trustee During Past 5 Years:
Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 07/2009 when the company was acquired); Director of Provident Bankshares Corporation (from 05/2003 until 05/2009 when the company was acquired)

Michelle Engler (55) 1 Corporate Way Lansing, MI 48951	Chair of the Board 3 (01/2011 to 12/2013)5 Trustee 2 (12/2003 to present)	108
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present)
Other Directorships Held by Trustee During Past 5 Years: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

2The interested and disinterested Trustees are elected to serve for an indefinite term.
3Beginning January 1, 2011, the Chairperson shall serve as Chairperson for no more than three consecutive years and may not be re-elected as Chairperson until at least one year has elapsed since the end of the Chairperson’s term.

5Trustee Engler’s tenure as Chairperson ended as of December 31, 2013. Trustee Crowley was elected as Chairperson effective January 1, 2014.

Effective January 1, 2014, on page 80 please delete the first paragraph in the section entitled “Trustee Compensation” in its entirety and replace it with the following:

The Trustee who is an “interested person” receives no compensation from the Trust.  Effective January 1, 2014, each disinterested Trustee is paid by the Funds an annual retainer of $165,000, as well as a fee of $10,000 for each meeting of the Board attended.  The Chairman of the Board of Trustees receives an additional annual retainer of $55,000.  The Chair of the Audit Committee receives an additional annual retainer of $15,000 for his services in that capacity.  The members of the Audit Committee, including the Chair, receive $2,500 for each in-person or telephonic Audit Committee meeting attended.  The Chair of the Governance Committee receives an additional annual retainer of $15,000 for his services in that capacity.  The members of the Governance Committee, including the Chair, receive $2,500 for each in-person or telephonic Governance Committee meeting. The Chair of each Investment Committee receives an additional annual retainer of $5,000 for his or her services in that capacity.  If a Trustee participates in a Board meeting by telephone, the Trustee will receive half of the meeting fee.

Effective November 19, 2013, on page 143, please delete the table for the JNL/M&G Global Basics Fund in the section entitled “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” and replace it with the following:

The following table reflects information as of September 30, 2013:

JNL/M&G Global Basics Fund
Randeep Somel	Number Of Accounts	Total Assets ($Mil)
other registered investment companies:	1	$2,426
other pooled investment vehicles:	2	$8,840
other accounts:	0	$0

Effective November 19, 2013, on page 144, please delete the table entitled “Security Ownership of Portfolio Manager(s) for the JNL/M&G Global Basics Fund” in its entirety and replace it with the following:

Security Ownership of Portfolio Manager for the JNL/M&G Global Basics Fund

Security Ownership of Portfolio Managers	Randeep Somel
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Effective January 10, 2014, on page 160, please delete the tables for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund in the section entitled “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” and replace it with the following:

The following tables reflect information as of December 31, 2013:

JNL/PPM America Mid Cap Value Fund
PPM Equity Team: Richard Brody, Michael P. MacKinnon, Kevin McCloskey, Jeffrey Moran, Naveen Bobba	Number Of Accounts	Total Assets
registered investment companies:	3	$715,137,304.40
other pooled investment vehicles:	5	$3,030,481,376.23
other accounts:	8	$2,929,228,841.36

JNL/PPM America Small Cap Value Fund
PPM Equity Team: Richard Brody, Michael P. MacKinnon, Kevin McCloskey, Jeffrey Moran, Naveen Bobba	Number Of Accounts	Total Assets
registered investment companies:	3	$715,137,304.40
other pooled investment vehicles:	5	$3,030,481,376.23
other accounts:	8	$2,929,228,841.36

JNL/PPM America Value Equity Fund
PPM Equity Team: Richard Brody, Michael P. MacKinnon, Kevin McCloskey, Jeffrey Moran, Naveen Bobba	Number Of Accounts	Total Assets
registered investment companies:	3	$715,137,304.40
other pooled investment vehicles:	5	$3,030,481,376.23
other accounts:	8	$2,929,228,841.36

Effective January 10, 2014, on page 162, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund” in its entirety and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund

Security Ownership of Portfolio Managers	Richard Brody	Kevin McCloskey	Michael P. MacKinnon	Jeffrey Moran	Naveen Bobba
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Effective January 16, 2014, on page 169, please delete the table for the JNL/T. Rowe Price Established Growth Fund in the section entitled “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” and replace it with the following:

The following table reflects information as of December 31, 2013:

JNL/T. Rowe Price Established Growth Fund
Joseph B. Fath	Number of Accounts	Total Assets* (in millions)
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

*Please note the information above does not include any of the funds for which T. Rowe Price serves as Sub-Adviser for Jackson.  The Portfolio Managers named above did not manage any accounts for which advisory fees are based on performance.  Total assets are based on T. Rowe Price internal records as of December 31, 2013.

Effective January 16, 2014, on page 170, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/T. Rowe Price Established Growth Fund” in its entirety and replace it with the following:

Securities Ownership of Portfolio Manager for the JNL/T. Rowe Price Established Growth Fund

Security Ownership of Portfolio Managers	Joseph B. Fath
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated January 23, 2014.

(To be used with V3180 04/13 and V3180PROXY 04/13.)

CMX12414 01/14